                                                                                    August 27, 2004

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:  Evergreen Fixed Income Trust (the "Trust")
                        Evergreen Diversified Bond Fund
                        Evergreen High Yield Bond Fund
                        Evergreen Institutional Mortgage Portfolio
                        Evergreen Strategic Income Fund
                        Evergreen U.S. Government Fund
                        Form N-1A, Nos: 333-37433/811-08415

Dear Sir/Madam:

            Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectuses   that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's most recent post-effective amendment  (Post-Effective Amendment No. 29 to Registration Statement  Nos. 333-37433/811-08415)  (the "Amendment") and (ii) the text of the Amendment was filed electronically via EDGAR on August 26, 2004.

            If you have any questions or would like further information, please call me at (617) 210-3626.

                                                                                    Very truly yours,

                                                                                    /s/ Cathleen M. Livingstone

                                                                                    Cathleen M. Livingstone